Trade Accounts and Other Receivables, Contract Liabilities and Prepayments - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
As at 1 January	$ 2,539,404	$ 6,222,055
Deferred during the year	72,850,592	98,362,872
Recognised as revenue during the year	(71,181,859)	(102,045,523)
As at 31 December	$ 4,208,137	$ 2,539,404